Leases (Details) - Schedule of Estimated Future Minimum Payments of Finance Leases - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Minimum Payments of Finance Leases [Abstract]
2024	$ 211,332	$ 218,099
2025	211,332	211,332
2026	210,042	211,332
2027	28,833	210,042
2028		28,833
Total		879,638
Less: amount representing interest	(74,684)	(95,490)
Total finance lease liabilities	$ 692,520	$ 784,148	$ 969,866